Investment Properties - Summary of Investment Properties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 1,720,654	₩ 1,368,453
Acquisition	87,398	270,374
Disposal and termination	(20,600)	(21,995)
Depreciation	(47,004)	(47,754)
Transfer from (to) property and equipment	206,183	132,944
Changes in scope of consolidation		7,041
Transfer and others	(13,273)	11,591
Ending balance	1,933,358	1,720,654
Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	2,306,198	1,927,776
Ending balance	2,596,204	2,306,198
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(585,544)	(559,323)
Ending balance	(662,846)	(585,544)
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	813,763	538,335
Acquisition	14,569	171,872
Disposal and termination	(14,725)	(17,133)
Transfer from (to) property and equipment	63,278	59,848
Changes in scope of consolidation		5,262
Transfer and others	2,907	55,579
Ending balance	879,792	813,763
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	815,331	539,903
Ending balance	881,360	815,331
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(1,568)	(1,568)
Ending balance	(1,568)	(1,568)
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	840,090	783,571
Acquisition	17,351	42,151
Disposal and termination	(5,858)	(4,862)
Depreciation	(47,004)	(47,754)
Transfer from (to) property and equipment	140,229	73,096
Changes in scope of consolidation		1,779
Transfer and others	(28,350)	(7,891)
Ending balance	916,458	840,090
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,424,066	1,341,326
Ending balance	1,577,736	1,424,066
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(583,976)	(557,755)
Ending balance	(661,278)	(583,976)
Investment property, construction-in-progress [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	66,801	46,547
Acquisition	55,478	56,351
Disposal and termination	(17)
Transfer from (to) property and equipment	2,676
Transfer and others	12,170	(36,097)
Ending balance	137,108	66,801
Investment property, construction-in-progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	66,801	46,547
Ending balance	₩ 137,108	₩ 66,801